Accounts and Other Receivables	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
Accounts and Other Receivables	Accounts and Other Receivables
Accounts and other receivables consist of the following components:

	31 March
(Millions of US dollars)	2020	2019
Trade receivables	$268.4	$245.5
Income taxes receivable	84.7	—
Other receivables and advances	14.6	12.0
Provision for doubtful trade receivables	(4.4)	(2.9)
Total accounts and other receivables	$363.3	$254.6

The following are changes in the provision for doubtful trade receivables:

	31 March
(Millions of US dollars)	2020	2019	2018
Balance at beginning of period	$2.9	$1.3	$0.9
Adjustment to provision	1.7	2.8	0.6
Write-offs, net of recoveries	(0.2)	(1.2)	(0.2)
Balance at end of period	$4.4	$2.9	$1.3